Fair value of financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI		$ 25,135		$ 30,607
Total derivative financial instrument used for hedging - receivable		13,338		9,352
Total financial assets at fair value		38,473		39,959
Total financial instruments at FVTPL		0		24
Total derivative financial instruments used for hedging - payable		34,943		59,686
Total financial liabilities at fair value		34,943		59,710
Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[1]	25,135		27,821
Total derivative financial instrument used for hedging - receivable	[1]	0		0
Total financial assets at fair value	[1]	25,135		27,821
Total financial instruments at FVTPL	[1]			0
Total derivative financial instruments used for hedging - payable	[1]	0		0
Total financial liabilities at fair value	[1]	0		0
Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[2]	0		2,786
Total derivative financial instrument used for hedging - receivable	[2]	13,338		9,352
Total financial assets at fair value	[2]	13,338		12,138
Total financial instruments at FVTPL	[2]			24
Total derivative financial instruments used for hedging - payable	[2]	34,943		59,686
Total financial liabilities at fair value	[2]	34,943		59,710
Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[3]	0		0
Total derivative financial instrument used for hedging - receivable	[3]	0		0
Total financial assets at fair value	[3]	0		0
Total financial instruments at FVTPL	[3]			0
Total derivative financial instruments used for hedging - payable	[3]	0		0
Total financial liabilities at fair value	[3]	0		0
Interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable		129		363
Total derivative financial instruments used for hedging - payable		4,789		3,704
Interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[1]	0		0
Total derivative financial instruments used for hedging - payable	[1]	0		0
Interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[2]	129		363
Total derivative financial instruments used for hedging - payable	[2]	4,789		3,704
Interest rate swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[3]	0		0
Total derivative financial instruments used for hedging - payable	[3]	0		0
Cross-currency interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable		4,550		2,561
Total derivative financial instruments used for hedging - payable		30,154		46,198
Cross-currency interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[1]	0		0
Total derivative financial instruments used for hedging - payable	[1]	0		0
Cross-currency interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[2]	4,550		2,561
Total derivative financial instruments used for hedging - payable	[2]	30,154		46,198
Cross-currency interest rate swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[3]	0		0
Total derivative financial instruments used for hedging - payable	[3]	0		0
Foreign exchange forward [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable		8,659		6,428
Total financial instruments at FVTPL				24
Total derivative financial instruments used for hedging - payable				9,784
Foreign exchange forward [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[1]	0		0
Total financial instruments at FVTPL	[1]			0
Total derivative financial instruments used for hedging - payable	[1]			0
Foreign exchange forward [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[2]	8,659		6,428
Total financial instruments at FVTPL	[2]			24
Total derivative financial instruments used for hedging - payable	[2]			9,784
Foreign exchange forward [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument used for hedging - receivable	[3]	0		0
Total financial instruments at FVTPL	[3]			0
Total derivative financial instruments used for hedging - payable	[3]			0
Corporate debt [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI				13,909
Corporate debt [member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[1]			13,909
Corporate debt [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[2]			0
Corporate debt [member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[3]			0
Sovereign debt [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI		16,733	[4]	16,698
Sovereign debt [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[1]	16,733	[4]	13,912
Sovereign debt [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[2]	0	[4]	2,786
Sovereign debt [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[3]	0	[4]	$ 0
Equity investments [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI		8,402
Equity investments [member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[1]	8,402
Equity investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[2]	0
Equity investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total securities at fair value through OCI	[3]	$ 0

[1]	Level 1: Quoted market prices in an active market.
[2]	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
[3]	Level 3: Internally developed models with significant unobservable market information.
[4]	At December 31, 2017, securities at fair value through OCI for $2,955 were reclassified from level 2 to level 1 of the fair value hierarchy given that Bloomberg's valuation "BVAL" for these values increased from 7 (in 2016) to 10 (in 2017).